Stockholders' Equity (Deficit) - Common and Preferred Stock (Details) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($) vote $ / shares shares	Dec. 31, 2021 $ / shares shares
Equity [Abstract]
Number of votes per common stock | vote	1
Cash dividends declared and paid, common stock | $	$ 0
Preferred stock, par value per share (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	0
Preferred stock, shares outstanding	0	0